Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Activity of related party loans
A summary of activity of related party loans is shown below:

	2014	2013

Balance, Beginning	$4,064,588	$4,776,492

New Loans	6,406,713	7,610,259
Repayments	(7,237,352)	(8,322,163)

Balance, Ending	$3,233,949	$4,064,588